Fair value measurement of financial instruments	9 Months Ended
Sep. 30, 2022
Fair value measurement of financial instruments [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
This note provides an update on the judgements and estimates made by the Group in determining the fair values of financial instruments since the last annual financial report.

Nature of financial instruments recognised and measured at fair value

GT shares

During the nine months ended September 30, 2022 the Group’s only financial instrument measured at fair value consisted of unlisted equity securities comprising of ordinary and preference shares in GT Apeiron Therapeutics, which were acquired in March 2021 and in relation to which the Group has taken the election provided within IFRS 9 to recognise fair value gains and losses within Other Comprehensive Income.

Unobservable market data was available to the Group as at March 31, 2022 in the form of a recent arms-length transaction involving equity instruments of the entity in question, and as such the fair value of the Group’s investment was established with reference to that transaction. Nothing has come to the Company’s attention which would suggest that the value of the investment requires material impairment or revaluation as at September 30, 2022.

Softbank equity facility

The Group entered into an equity facility with SVF II Excel (DE) LLC (“SoftBank”) on April 27, 2021. Pursuant to this agreement, subject to certain conditions, SoftBank agreed to subscribe for up to an additional £216,174,000 in Series D Preferred shares at the Group’s request. The Equity Facility Agreement terminated at the earlier of the one year anniversary of signing or, if shorter, until the consummation of an Initial Public Offering (“IPO”) or a Share Sale as defined in the Company’s Articles. The right to place shares at a pre-agreed price was classified as a derivative financial asset held at fair value through profit or loss (“FVPL”). The instrument also included an embedded derivative relating to foreign exchange volatility between the Subscription Price, which was US Dollar denominated, and the currency of the underlying shares, which are denominated in Sterling. As at June 30, 2021 the derivative financial asset had a fair value of £1,362,000. The Equity Facility was terminated upon consummation of the Group’s IPO on October 05, 2021, leading to a reversal of this income statement gain in the third quarter of 2021 and a loss of £1,362,000 during the three months ended September 30, 2021.

Foreign exchange forward contracts

During the three months ended June 30, 2022 the Group entered into one specific set of foreign exchange transactions, whereby a commitment was made to exchange US dollars for a fixed number of pounds Sterling at future dates between one and three months from the trade dates based on the estimated future cashflow needs of the Group. All of the transactions were settled within the quarter ended June 30, 2022 for a cumulative loss of £11,287,000. No such transactions were entered into during the three months ended September 30, 2022, and the group does not use derivative financial instruments for speculative purposes.

Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2022	2,145
Gain recognised in other comprehensive income	—
Closing balance as at September 30, 2022	2,145

The group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at September 30, 2022. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.
14.Fair value measurement of financial instruments (continued)

Other financial instruments

On June 21, 2022, the Group invested £100,000,000 into a 12-month short term deposit with an F1+ rated UK financial institution. This short term bank deposit accrues interest at a rate of 2.35% and has been classified as a financial asset measured at amortised cost.

The Group also has a number of other financial instruments which are not measured at fair value in the balance sheet consisting of trade receivables trade and other payables, other loans and lease liabilities. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.